REPORTING SEGMENT AND OTHER OPERATIONS DATA (Tables)	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of Business Segments and Other Operations
Information related to the Company’s various reporting segments and other operations is detailed below:

(Thousands)
Fiscal Years Ended September 30,	2020	2019	2018
Operating revenues
Natural Gas Distribution
External customers	$729,923	$710,793	$731,865
Clean Energy Ventures
External customers	102,617	98,099	71,375
Energy Services
External customers (1)	1,029,303	1,734,553	2,064,477
Intercompany	1,116	8,238	48,327
Storage and Transportation
External customers (1)	42,015	—	—
Intercompany	2,713	—	—
Subtotal	1,907,687	2,551,683	2,916,044
Home Services and Other
External customers	49,810	48,600	47,392
Intercompany	1,207	2,302	2,665
Eliminations	(5,036)	(10,540)	(50,992)
Total	$1,953,668	$2,592,045	$2,915,109
Depreciation and amortization
Natural Gas Distribution	$71,883	$57,980	$53,208
Clean Energy Ventures	25,329	22,376	22,747
Energy Services (2)	123	118	76
Storage and Transportation	9,293	6	6
Subtotal	106,628	80,480	76,037
Home Services and Other	1,032	914	780
Eliminations	(292)	(285)	(246)
Total	$107,368	$81,109	$76,571
Interest income (3)
Natural Gas Distribution	$538	$994	$614
Clean Energy Ventures	240	—	—
Energy Services	99	78	240
Storage and Transportation	3,510	4,000	3,374
Subtotal	4,387	5,072	4,228
Home Services and Other	8,633	1,942	1,476
Eliminations	(10,061)	(5,391)	(5,090)
Total	$2,959	$1,623	$614
(1)Includes sales to Canada for the Energy Services segment, which are immaterial.
(2)The amortization of acquired wholesale energy contracts is excluded above and is included in natural gas purchases - nonutility on the Consolidated Statements of Operations.
(3)Included in other income, net on the Consolidated Statements of Operations.

(Thousands)
Fiscal Years Ended September 30,	2020	2019	2018
Interest expense, net of capitalized interest
Natural Gas Distribution	$30,975	$26,134	$25,299
Clean Energy Ventures	20,253	14,846	18,320
Energy Services	3,276	5,205	3,945
Storage and Transportation	13,124	2,185	1,667
Subtotal	67,628	48,370	49,231
Home Services and Other	10,327	1,535	7
Eliminations	(10,358)	(2,823)	(2,952)
Total	$67,597	$47,082	$46,286
Income tax provision (benefit)
Natural Gas Distribution	$27,021	$9,434	$(1,910)
Clean Energy Ventures	11,034	7,270	(68,379)
Energy Services	(3,615)	(1,573)	24,996
Storage and Transportation	4,247	2,254	(8,548)
Subtotal	38,687	17,385	(53,841)
Home Services and Other	(2,478)	1,428	11,944
Eliminations	285	(373)	(335)
Total	$36,494	$18,440	$(42,232)
Equity in earnings of affiliates
Storage and Transportation	$15,903	$15,832	$16,165
Eliminations	(1,592)	(2,204)	(3,157)
Total	$14,311	$13,628	$13,008
Net financial earnings (loss)
Natural Gas Distribution	$126,902	$78,062	$84,048
Clean Energy Ventures	22,111	31,903	73,426
Energy Services	(7,873)	2,918	60,378
Storage and Transportation	18,311	14,689	24,367
Subtotal	159,451	127,572	242,219
Home Services and Other	5,784	1,911	(3,829)
Eliminations	98	(93)	(327)
Total	$165,333	$129,390	$238,063
Capital expenditures
Natural Gas Distribution	$290,040	$345,004	$254,523
Clean Energy Ventures	133,841	157,828	123,421
Storage and Transportation	20,998	20,616	5,431
Subtotal	444,879	523,448	383,375
Home Services and Other	3,230	2,484	1,213
Total	$448,109	$525,932	$384,588
Investments in equity investees
Storage and Transportation	$2,117	$4,102	$16,151
Total	$2,117	$4,102	$16,151

Reconciliation of Consolidated NFE to Consolidated Net Income	A reconciliation of consolidated NFE to consolidated net income is as follows:

(Thousands)	2020	2019	2018
Consolidated net financial earnings	$165,333	$129,390	$238,063
Less:
Unrealized (gain) loss on derivative instruments and related transactions	(9,644)	2,881	26,770
Tax effect	2,296	(711)	(4,512)
Effects of economic hedging related to natural gas inventory	12,690	4,309	(22,570)
Tax effect	(3,016)	(1,024)	7,362
Consolidated net income	$163,007	$123,935	$231,013

Schedule of Assets for Business Segments and Business Operations
The Company’s assets for the various reporting segments and business operations are detailed below:

(Thousands)	2020	2019	2018
Assets at end of period:
Natural Gas Distribution	$3,531,477	$3,064,309	$2,663,054
Clean Energy Ventures (1)	814,277	694,439	740,704
Energy Services	244,836	290,847	396,852
Storage and Transportation	844,799	240,955	242,069
Subtotal	5,435,389	4,290,550	4,042,679
Home Services and Other	138,375	104,411	114,732
Intercompany assets (2)	(257,287)	(237,019)	(171,107)
Total	$5,316,477	$4,157,942	$3,986,304
(1)Includes assets held for sale of $206.9 million for September 30, 2018.
(2)Consists of transactions between subsidiaries that are eliminated and reclassified in consolidation.